Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	May 01, 2023
Entity Registrant Name	BNY Mellon California AMT-Free Municipal Bond Fund, Inc.
Entity Central Index Key	0000720064
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Sep. 21, 2023
Document Effective Date	Sep. 29, 2023
Prospectus Date	Sep. 29, 2023
BNY Mellon California AMT-Free Municipal Bond Fund, Inc. | Class Z
Prospectus:
Trading Symbol	DRCAX
BNY Mellon California AMT-Free Municipal Bond Fund, Inc. | Class C
Prospectus:
Trading Symbol	DCACX
BNY Mellon California AMT-Free Municipal Bond Fund, Inc. | Class A
Prospectus:
Trading Symbol	DCAAX
BNY Mellon California AMT-Free Municipal Bond Fund, Inc. | Class I
Prospectus:
Trading Symbol	DCMIX
BNY Mellon California AMT-Free Municipal Bond Fund, Inc. | Class Y
Prospectus:
Trading Symbol	DCAYX